Submission	Oct. 15, 2026
Submission [Line Items]
Central Index Key	0002023773
Registrant Name	iDirect Multi-Strategy Fund, LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES